Tax Matters - Summary of Income taxes in the consolidated statements of net (loss) income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Reconciliation Of Tax Expense Income At Applicable Tax Rate To Provision For Income Taxes [Abstract]
Income (loss) before income taxes	$ 1,156.6	$ (76.1)	$ (180.2)
Income tax expense (recovery) based on the applicable tax rate	289.1	(19.0)	(45.1)
Non-deductible post-employment benefits payments	3.0	3.2	3.1
Non-deductible pension contributions	4.7	3.3	3.8
Non-deductible accretion of financial obligations	0.8	2.7	1.7
Change in unrecognized tax benefits	(45.1)	2.7	45.9
Adjustment in respect of prior years	2.2	7.2	(13.7)
Share-based payment compensation	1.4	0.0	0.0
Listing expense	58.9	0.0	0.0
Changes in fair value of warrant liability	1.6	0.0	0.0
Changes in fair value of earnout liability	(19.2)	0.0	0.0
Other	1.5	0.0	0.0
Income tax expense (recovery) based on the applicable	$ 298.9	$ 0.0	$ (4.3)